Note 14 - Fair Value Measurement - Fair Value of Assets and Liabilities (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Reported Value Measurement [Member]
Cash and Cash Equivalents	$ 12,272,444	$ 15,116,531
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Cash and Cash Equivalents	$ 12,272,444	$ 15,116,531